Fair Value and Fair Value Hierarchy of Financial Instruments - Summary of Fair Value Measurement Hierarchy (Detail)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)	Dec. 31, 2020 MYR (RM)
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	$ 16,422	RM 72,295	RM 1,309,134
Financial assets at fair value through other comprehensive income	$ 2,911,924	12,819,747	34,221,879
Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income		12,819,747
Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income			34,221,879
Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		RM 72,295	RM 1,309,134